Pension Plans (Summary of Projected Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 15,104	¥ 20,337
Fair value of plan assets	0	8,129
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	123,155	103,283
Fair value of plan assets	¥ 114,412	¥ 96,954